Restructuring, Impairments and Gains on Sale - Restructuring Liability (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring liability balance	$ 28,875	$ 28,875	$ 91,369
Restructuring and other related costs expensed during the period		433,811	206,703	$ 329,221
Cash payments of restructuring liabilities, net		(424,193)	(379,194)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation		40,243	109,997
Restructuring liability balance		78,736	28,875	91,369
Cash payments received for terminated leases		18,000
Employee Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring liability balance	16,119	16,119	89,872
Restructuring and other related costs expensed during the period	102,000	28,198	191,582
Cash payments of restructuring liabilities, net		(38,060)	(254,456)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation		(1,474)	(10,879)
Restructuring liability balance		4,783	16,119	89,872
Legal Settlement Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring liability balance	0	0	0
Restructuring and other related costs expensed during the period		530,271	0
Cash payments of restructuring liabilities, net		0	0
Non-cash impact — primarily asset and liability write-offs and stock-based compensation		(530,271)	0
Restructuring liability balance		0	0	0
Other
Restructuring Cost and Reserve [Line Items]
Restructuring liability balance	$ 12,756	12,756	1,497
Restructuring and other related costs expensed during the period		(124,658)	15,121
Cash payments of restructuring liabilities, net		(386,133)	(124,738)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation		571,988	120,876
Restructuring liability balance		$ 73,953	$ 12,756	$ 1,497